Pensions and Other Post Retirement Benefits - Defined benefit asset (liability) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pensions and Other Post Retirement Benefits
Other assets (note 19)	$ 212
Accounts payable and accrued liabilities	(38)	$ (67)
Other long-term liabilities (note 22)	(564)	(1,207)
Defined benefit asset (liability)	$ (390)	$ (1,274)